UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F
Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2000

Check here if amendment [   ]; Amendment Number: ______
This Amendment (Check only one.):	[    ] is a restatement.
					[    ] adds new holdings
					        entries.

Institutional Investment Manager Filing this Report:

Name: 		Douglas, Noyes & Co., Inc.
Address:	50 Broad Street, 12 FL
		New York, NY 10004

Form 13F File Number:   28-6442

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:		David R. Shailer
Title:		Executive Vice-President
Phone:		(212)668-3040

Signature, Place, and Date of Signing:

David R. Shailer		New York, NY		February 12, 2001
Signature			City, State		Date

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[    ] 13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s.).)

List of Other Managers Reporting for this Manager: [If there are no entries in this list, omit this section.]

Form 13F SUMMARY



Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 79

Form 13F Information Table Value Total:	$ 131,370
					(Thousands)

List of Other Included Managers:

Provided a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

			title						 					voting 	authrty
			of			value	shares/		sh/	put/	invstmt		other
name of issuer		class	cusip		x1000	prn amt		prn	call	dscretn		mangrs	sole 	shared	none
-----------------	------	-------		-------	------		------	-----	-------		----	------ 	-------	-------

ALLIED CAP CORP.	common	01903q108	206	9900				X			8000		1900
AMER INTL GROUP		common	026874107	2380	24150				X					24150
AMERICAN HOME PROD.	common	026609107	1410	22200				X					22200
ANADARKO PETE CORP.	common	032511107	3404	47900				X					47900
ANHEUSER-BUSCH		common	035229103	3121	68600				X			6000		62600
AOL TIME WARNER		common	00184A105	1235	35500				X			1100		34400
APW LTD			common	g04397108	756	22400				X					22400
AVON			common	054303102	1522	31800				X					31800
B J SERVICES		common	055482103	1225	17800				X					17800
BANK OF NEW YORK	common	064057102	3973	72000				X					72000
BAXTER INTERNATIONAL	common	071813109	291	3300				X					3300
BELLSOUTH CORP.		common	079860102	953	23300				X			3400		19900
BP AMOCO		common	055622104	387	8104				X					8104
BRISTOL-MYERS SQUIBB	common	110122108	2030	27460				X			10000		17460
CHASE MANHATTAN BANK	common	16161a108	227	5013				X					5013
CISCO SYSTEMS INC.	common	17275R102	8762	229087				X			9000		220087
CITIGROUP		common	172967101	3076	60243				X					60243
COASTAL CORP		common	190441105	1390	15750				X			1800		13950
COCA COLA		common	191216100	780	12800				X			8000		4800
COLGATE-PALMOLIVE	common	194162103	1629	25250				X			1400		23850
COX COMM INC INCOME	common	224044305	1546	24950				X			2000		22950
CVS AUTOMATIC (TRACES)	conv pr	126645209	391	3925				X			2200		1725
CVS CORPORATION		common	126650100	2307	38500				X					38500
DEVON ENERGY CORP.	common	251799102	1262	20700				X					20700
DIEBOLD INC		common	253651103	1071	32100				X					32100
DISNEY WALT PRODTNS.	common	254687106	1538	53150				X					53150
EL PASO ENERGY CORP.	common	283905107	254	3550				X			3000		550
EMERSON ELECTRIC CO.	common	291011104	220	2800				X					2800
ENERGY PARTNERS LTD	common	29270U105	1059	84300				X					84300
ENRON CORP.		common	293561106	216	2600				X					2600
EQUITABLE RESOURCES	common	294549100	213	3200				X			3200		0
EXXON MOBIL CORP.	common	30231g102	558	6424				X					6424
FLEETBOSTON FIN CORP.	common	339030108	334	8900				X			4400		4500
FPL GROUP		common	302571104	215	3000				X			3000		0
GENERAL ELECTRIC	common	369604103	8387	174977				X			16200		158777
HALLIBURTON CO.		common	406216101	3043	83950				X					83950
HAVERTY FURNITURE	common	419596101	958	97100				X					97100
HELMERICH & PAYNE INC.	common	423452101	1829	41700				X					41700
INTEL CORP.		common	458140100	2743	91250				X			800		90450
INTL. BUSINESS MACH	common	459200101	5990	70477				X			2000		68477
JOHNSON & JOHNSON	common	478160104	409	3900				X					3900
KINDER MORGAN ENERGY	common	494550106	400	7105				X					7105
MANOR CARE INC.		common	564055101	1751	84900				X					84900
MCGRAW HILL COMPANIES	common	580645109	1415	24150				X					24150
MDU RES GROUP INC.	common	552690109	280	8625				X					8625
MELLON FINL CORP.	common	58551a108	447	9100				X					9100
MERCK & CO. INC.	common	589331107	6721	71789				X			7200		64589
MILLIPORE CORP		common	601073109	2591	41132				X			1700		39432
MINNESOTA MINING & MAN	common	604059105	4392	36450				X					36450
MOTOROLA		common	620076109	1021	50450				X					50450
NOBLE AFFILIATES	common	654894104	1720	37400				X					37400
NORTHERN TRUST		common	665859104	652	8000				X					8000
NRG ENERGY INC.		common	629377102	1652	59400				X					59400
ORACLE SYSTEMS CORP.	common	68389X105	666	22950				X					22950
PEPSICO INC.		common	713448108	495	10000				X					10000
PETROBRAS		common	71654v408	1434	56800				X					56800
PFIZER INC.		common	717081103	2886	62760				X					62760
PROCTER & GAMBLE	common	742718109	388	4950				X					4950
PURCHASESOFT INC.	common	746145101	28	12500				X					12500
QWEST COMMUNICATIONS	common	749121109	1116	27321				X					27321
ROYAL DUTCH PTLM CO.	common	780257804	1825	30150				X			1800		28350
SAFEWAY INC COM		common	786514208	484	7750				X			5000		2750
SANTA FE INTER CORP.	common	g7805c108	2183	68100				X					68100
SAP AG PFD NPV PREF	forgn			248	1800				X					1800
SCHERING-PLOUGH CORP	common	806605101	397	7000				X					7000
SCHLUMBERGER		common	806857108	2268	28375				X					28375
SEAGRAM CO		conv pr	811850205	458	9250				X			2000		7250
SOLECTRON CORP.		common	834182107	1596	47100				X					47100
ST. PAUL COS		common	792860108	217	4000				X					4000
TENET HEALTHCARE CORP.	common	88033G100	1079	24300				X					24300
TIDEWATER INC.		common	886423102	2571	57950				X					57950
TIFFANY & CO. NEW	common	886547108	4188	132450				X			1000		131450
TYCO INTERNATIONAL	common	902124106	1334	24050				X					24050
USX MARATHON GROUP	common	902905827	598	21550				X			4000		17550
VODAFONE GROUP PLC	common	92857W100	277	7750				X					7750
WAL MART STORES INC.	common	931142103	371	7000				X					7000
WATERS CORPORATION	common	941848103	6117	73260				X					73260
WELLS FARGO & CO.	common	949746101	1626	29200				X			2700		26500
WILLIAMS COS INC.	common	969457100	347	8700				X					8700

